Business Acquisition (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 01, 2022	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition
Aggregated purchase price		$ 80,400					$ 80,359
Cash Acquired			$ 1		$ 1		6,450		$ 6,450
Transaction Costs	$ 694	$ 350	367	$ 34	1,007	$ (282)		$ (251)	3,509
Inventory acquired			$ 5,232		$ 5,232		$ 70,267		$ 70,267
COKeM International
Business Acquisition
Percentage of stock acquired		100.00%